Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 1,051	$ 1,491	$ 1,274
Accrued research and development costs	1,878	4,719	2,584
Other accrued liabilities	2,066	517	1,496
Total accounts payable and accrued liabilities	$ 4,995	$ 6,727	$ 5,354